BANK AND OTHER BORROWINGS (Details Narrative)		1 Months Ended				12 Months Ended
	Dec. 11, 2021 USD ($)	Nov. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 11, 2021 CNY (¥)	Nov. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest expense						$ 17,816	$ 14,325
Interest Expense, Debt						17,816	14,325
Related Party Transaction [Member]
Line of Credit Facility [Line Items]
Interest expense						$ 12,789
Hua Hui (Shenzhen) Education Management Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount					$ 199,000							¥ 1,300,000
Interest rate					The loan bears interest at the rate of 0.7% per month.
Interest expense			$ 12,789
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Principal amount				$ 139,000							¥ 910,000
Interest rate				interest at the base Loan Prime Rate of 3.85% plus 0.4%
Maturity date				Jul. 21, 2023
Huaneng Guicheng Trust Co., Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 79,000	$ 115,000				$ 115,000	¥ 500,750		¥ 750,000
Interest rate			interest at the base Loan Prime Rate of 3.85% plus 8.75%
Maturity date			Dec. 21, 2022
Shenzhen Qianhai Webank Co Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount	$ 79,000								¥ 500,000
Interest rate	bears interest at 10.71%	bears interest at 3.6%
Maturity date	Dec. 21, 2023	Dec. 11, 2021